Prepayments for Lease of Land (Details) - Schedule of prepayments for lease of land - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepayments for lease of land [Abstract]
Prepayments for lease of land	$ 423,415	$ 397,311
Less: accumulated amortization	(55,827)	(30,902)
Total	$ 367,588	$ 366,409